UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Value
Vanguard PRIMECAP Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (93.2%)

Auto & Transportation (9.5%)
FedEx Corp.	14,572,500	$ 1,435,246
Union Pacific Corp.	6,506,500	437,562
Southwest Airlines Co.	20,181,837	328,560
United Parcel Service, Inc.	1,200,000	102,552
* (1)AMR Corp.	9,300,000	101,835
* (1)Alaska Air Group, Inc.	2,540,000	85,065
* (1)Delta Air Lines, Inc.	8,150,000	60,962
ArvinMeritor, Inc.	1,620,600	36,253

		2,588,035
Consumer Discretionary (13.5%)
* DirecTV Group, Inc.	33,398,900	559,098
Costco Wholesale Corp.	7,500,000	363,075
* eBay Inc.	2,800,000	325,584
TJX Cos., Inc.	11,994,800	301,429
(1)Robert Half International, Inc.	8,915,100	262,371
Target Corp.	5,019,000	260,637
* The News Corp., Inc.	11,786,590	219,938
* Time Warner, Inc.	9,456,100	183,827
Lowe's Cos., Inc.	3,032,000	174,613
Eastman Kodak Co.	5,000,000	161,250
(1)The Neiman Marcus Group, Inc. Class A	1,800,000	128,772
The Walt Disney Co.	4,400,000	122,320
* Accenture Ltd.	4,136,200	111,677
Carnival Corp.	1,830,000	105,463
(1)The Neiman Marcus Group, Inc. Class B	1,028,811	68,725
Best Buy Co., Inc.	1,050,000	62,391
Mattel, Inc.	3,100,000	60,419
Sabre Holdings Corp.	2,498,300	55,362
Abercrombie & Fitch Co.	700,000	32,865
* IAC/InterActiveCorp	900,000	24,858
Tiffany & Co.	742,000	23,722
Royal Caribbean Cruises, Ltd.	412,000	22,429
Liberty Media Corp.	1,905,000	20,917
* Weight Watchers International, Inc.	239,000	9,816
Yum! Brands, Inc.	142,000	6,700
* Liberty Media International Inc. Class A	114,300	5,284

		3,673,542
Financial Services (5.6%)
The Chubb Corp.	3,900,000	299,910
JPMorgan Chase & Co.	7,505,076	292,773
The Bank of New York Co., Inc.	8,600,000	287,412
Marsh & McLennan Cos., Inc.	6,791,900	223,454
American International Group, Inc.	2,750,000	180,592
Transatlantic Holdings, Inc.	1,054,687	65,211
Wells Fargo & Co.	575,000	35,736
Capital One Financial Corp.	415,000	34,947
Freddie Mac	345,000	25,426
Fannie Mae	300,000	21,363
State Street Corp.	400,000	19,648
Fifth Third Bancorp	400,000	18,912
First Data Corp.	237,537	10,105
AFLAC Inc.	200,000	7,968

		1,523,457
Health Care (18.6%)
* (1)Biogen Idec Inc.	18,387,062	1,224,762
Guidant Corp.	13,700,000	987,770
Novartis AG ADR	14,907,195	753,410
Pfizer Inc.	19,068,793	512,760
Eli Lilly & Co.	8,640,000	490,320
* Genzyme Corp.-General Division	5,400,000	313,578
Medtronic, Inc.	5,432,800	269,847
* Sepracor Inc.	4,400,000	261,228
* (1)Millipore Corp.	2,820,000	140,464
Roche Holdings AG	800,000	92,094
* Amgen, Inc.	364,000	23,351
* Applera Corp.-Celera Genomics Group	1,073,600	14,762

		5,084,346
Integrated Oils (5.1%)
ConocoPhillips Co.	9,675,000	840,080
Unocal Corp.	6,500,000	281,060
Amerada Hess Corp.	3,200,000	263,616
Murphy Oil Corp.	60,000	4,827

		1,389,583
Other Energy (3.3%)
Schlumberger Ltd.	3,891,500	260,536
(1)Noble Energy, Inc.	3,400,000	209,644
(1)Pogo Producing Co.	3,260,000	158,077
EnCana Corp.	1,625,100	92,728
* Transocean Inc.	1,400,000	59,346
GlobalSantaFe Corp.	1,650,000	54,632
EOG Resources, Inc.	600,000	42,816
* Noble Corp.	275,000	13,679

		891,458
Materials & Processing (7.8%)
(1)Potash Corp. of Saskatchewan, Inc.	6,401,400	531,700
Dow Chemical Co.	8,700,000	430,737
Weyerhaeuser Co.	3,785,000	254,428
Monsanto Co.	3,843,078	213,483
* Inco Ltd.	3,900,000	143,442
Temple-Inland Inc.	1,715,000	117,306
Engelhard Corp.	3,800,000	116,546
(1)Granite Construction Co.	3,150,000	83,790
Fluor Corp.	1,500,000	81,765
Praxair, Inc.	1,750,000	77,262
(1)MacDermid, Inc.	1,701,000	61,406
Alcoa Inc.	800,000	25,136
MeadWestvaco Corp.	20,000	678

		2,137,679
Producer Durables (6.1%)
Caterpillar, Inc.	4,570,000	445,621
* Agilent Technologies, Inc.	11,050,000	266,305
(1)Tektronix, Inc.	6,629,600	200,280
(1)Plantronics, Inc.	4,701,500	194,971
* LM Ericsson Telephone Co. ADR Class B	4,582,857	144,314
Deere & Co.	1,548,500	115,208
Kennametal, Inc.	1,500,000	74,655
W.W. Grainger, Inc.	900,000	59,958
Pall Corp.	2,000,000	57,900
Donaldson Co., Inc.	1,600,000	52,128
* Mykrolis Corp.	1,908,613	27,045
* ASML Holding (New York)	1,100,000	17,501
* KLA-Tencor Corp.	165,000	7,686
* Applied Materials, Inc.	330,000	5,643

		1,669,215
Technology (22.0%)
(1)Adobe Systems, Inc.	17,828,000	1,118,529
Texas Instruments, Inc.	23,559,000	580,023
Microsoft Corp.	20,850,000	556,903
* (1)Micron Technology, Inc.	43,500,600	537,232
QUALCOMM Inc.	9,615,000	407,676
Sony Corp. ADR	9,500,000	370,120
Motorola, Inc.	19,597,550	337,078
Intel Corp.	14,365,000	335,997
* Nortel Networks Corp.	74,309,400	259,340
Hewlett-Packard Co.	12,311,250	258,167
* (1)Citrix Systems, Inc.	9,725,000	238,554
Applera Corp.-Applied Biosystems Group	8,945,300	187,046
Raytheon Co.	4,468,600	173,516
* Intuit, Inc.	3,800,000	167,238
* Corning, Inc.	11,796,800	138,848
Symbol Technologies, Inc.	4,800,000	83,040
* Tellabs, Inc.	7,400,000	63,566
* Rambus Inc.	2,500,000	57,500
* (1)Coherent, Inc.	1,700,000	51,748
* Freescale Semiconductor, Inc.	2,163,863	39,729
* Symantec Corp.	630,000	16,229
* Dell Inc.	325,000	13,695
* LSI Logic Corp.	1,400,000	7,672

		5,999,446
Utilities (1.1%)
Sprint Corp.	9,440,800	234,604
* Comcast Corp. Class A	1,800,000	59,904

		294,508
Other (0.6%)
* Berkshire Hathaway Inc. Class B	60,000	176,160

TOTAL COMMON STOCKS
(Cost $16,810,264)		25,427,429

TEMPORARY CASH INVESTMENT (7.7%)

Vanguard Market Liquidity Fund, 2.26%**
(Cost $2,115,175)	2,115,175,416	2,115,175

TOTAL INVESTMENTS (100.9%)
(Cost $18,925,439)		27,542,604

OTHER ASSETS AND LIABILITIES-NET (-0.9%)		(246,734)

NET ASSETS (100%)		$ 27,295,870

* Non-income-producing security.

** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $5,458,887,000. ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $18,925,439,000. Net unrealized appreciation of investment securities for tax purposes was $8,617,165,000, consisting of unrealized gains of $9,749,033,000 on securities that had risen in value since their purchase and $1,131,868,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Chester Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Chester Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Chester Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	[Month Date, Year]

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.